Fair Value Measurements - Residual Investments and Residual Interests Rollforward (Details) - Fair value, recurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Residual Investments
Beginning balance	$ 4,859,068	$ 5,387,958
Ending balance	5,952,972	4,859,068	$ 5,387,958
Residual Interests Classified as Debt
Sales of residual investments	10,080,240	8,167,445
Residual Investments
Residual Investments
Beginning balance	139,524	262,880
Additions	49,317	10,708
Change in valuation inputs or other assumptions	10,603	9,702
Payments	(78,425)	(96,505)
Transfers		(47,261)
Ending balance	121,019	139,524	262,880
Residual Interests Classified as Debt
Derecognition upon achieving true sale accounting treatment		0
Gain (loss) included in earnings from changes in instrument-specific credit risk	(230)	(1,252)	569
Sales of residual investments	4,291	8,342
Residual Interests Classified as Debt
Residual Interests Classified as Debt
Beginning balance	118,298	271,778
Additions	2,170	0
Change in valuation inputs or other assumptions	22,802	38,216
Payments	(49,588)	(89,978)
Derecognition upon achieving true sale accounting treatment		(101,718)
Transfers		0
Ending balance	$ 93,682	$ 118,298	$ 271,778